Scudder Kemper Investments, Inc.
                                              Two International Place
                                              Boston, MA  02110
                                              November 3, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     RE: Scudder Development Fund (the "Fund"), a series of Scudder Securities Trust (the "Trust") (Reg. No. 2-36238) (811-2021); Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 29, 1999.

         Comments or questions concerning this certificate may be directed to James Cove at (617) 295-3357.

                                           Very truly yours,



                                      By:  /s/Caroline Pearson
                                           -----------------------------
                                           Caroline Pearson
                                           Assistant Secretary
                                           Scudder Securities Trust